Consolidated Statements of Changes in Equity - USD ($)	Share capital [Member]	Contributed surplus [Member]	Equity component of convertible debentures [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Oct. 31, 2015	$ 74,083,975	$ 27,213,204		$ (99,893,291)	$ 1,403,888
Beginning Balance (Shares) at Oct. 31, 2015	197,176,368
Private placements of shares for cash	$ 110,000				110,000
Private placements of shares for cash (Shares)	366,668
Options exercised	$ 751,273				751,273
Options exercised (shares)	3,756,366
Fair value of options exercised	$ 443,252	(443,252)
Shares issued on settlement of accounts payable	$ 295,312				295,312
Shares issued on settlement of accounts payable (Shares)	1,517,143
Shares issued on settlement of legal claim	$ 62,500				62,500
Shares issued on settlement of legal claim (Shares)	312,500
Equity component of convertible debentures			$ 173,420		173,420
Shares issued on conversion of convertible debenture	$ 108,827		(1,827)		107,000
Shares issued on conversion of convertible debenture (Shares)	509,524
Expiry of convertible debenture conversion option		148,518	(148,518)
Treasury shares to be cancelled (Shares)	750,000
Net loss and comprehensive loss				(6,805,535)	(6,805,535)
Ending Balance at Oct. 31, 2016	$ 75,855,139	26,918,470	23,075	(106,698,826)	(3,902,142)
Ending Balance (Shares) at Oct. 31, 2016	204,388,569
Private placements of shares for cash	$ 719,403				719,403
Private placements of shares for cash (Shares)	3,873,223
Shares issued on settlement of accounts payable	$ 107,708				107,708
Shares issued on settlement of accounts payable (Shares)	547,643
Stock-based compensation		442,206			442,206
Shares issued as settlement of wages	$ 21,909				21,909
Shares issued as settlement of wages (Shares)	132,381
Convertible debentures converted into common shares	$ 2,536,963				2,536,963
Convertible debentures converted into common shares (shares)	20,370,895
Reallocation from derivative liability for conversion	$ 20,970				20,970
Treasury shares cancelled (shares)	(750,000)
Loss on conversion of convertible debentures	$ 936,102		38,975		975,077
Net loss and comprehensive loss				(4,346,200)	(4,346,200)
Ending Balance at Oct. 31, 2017	$ 80,198,194	27,360,676	62,050	(111,045,026)	(3,424,106)
Ending Balance (Shares) at Oct. 31, 2017	228,562,711
Private placements of shares for cash	$ 866,200				866,200
Private placements of shares for cash (Shares)	14,739,272
Shares issued on settlement of accounts payable	$ 13,379				13,379
Shares issued on settlement of accounts payable (Shares)	79,765
Stock-based compensation		140,612			140,612
Convertible debentures converted into common shares	$ 1,205,130				1,205,130
Convertible debentures converted into common shares (shares)	16,220,951
Expiry of convertible debenture conversion option		129,621	(129,621)
Convertible debenture renewal			137,854		137,854
Net loss and comprehensive loss				(2,362,239)	(2,362,239)
Ending Balance at Oct. 31, 2018	$ 82,282,903	$ 27,630,909	$ 70,283	$ (113,407,265)	$ (3,423,170)
Ending Balance (Shares) at Oct. 31, 2018	259,602,699